Note 4 - Loans and Leases - Summary of Nonaccrual Loans and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Recorded investment, nonaccrual	$ 320	$ 950
Loans and leases past due over 90 days still accruing	0	60
Troubled debt restructurings	920	1,490
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, nonaccrual	184	363
Loans and leases past due over 90 days still accruing	0	60
Troubled debt restructurings	139	175
Commercial Real Estate Portfolio Segment [Member]
Recorded investment, nonaccrual	136	570
Loans and leases past due over 90 days still accruing	0	0
Troubled debt restructurings	14	546
Agricultural Real Estate [Member]
Recorded investment, nonaccrual	0	11
Loans and leases past due over 90 days still accruing	0	0
Troubled debt restructurings	0	0
Commercial Portfolio Segment [Member]
Recorded investment, nonaccrual	0	0
Loans and leases past due over 90 days still accruing	0	0
Troubled debt restructurings	767	769
Agriculture [Member]
Recorded investment, nonaccrual	0	0
Loans and leases past due over 90 days still accruing	0	0
Troubled debt restructurings	0	0
Consumer Portfolio Segment [Member]
Recorded investment, nonaccrual	0	6
Loans and leases past due over 90 days still accruing
Troubled debt restructurings